Consolidated Statement Of Changes In Stockholders' Equity - USD ($) $ in Thousands	Capital Stock [Member]	Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock-At Cost [Member]	Deferred Compensation Payable In Company Stock [Member]	Total
Balance at Dec. 31, 2013	$ 32,245	$ 481,011	$ 686,114	$ (752,634)	$ 2,154	$ 448,890
Net income			99,317			99,317
Dividends paid			(14,255)			(14,255)
Stock awards and exercise of stock options (Note 4)	809	61,469		(31,237)		31,041
Purchases of treasury stock (Note 20)				(110,019)		(110,019)
Retirement of warrants		(2,645)				(2,645)
Other	283	(990)		(395)	129	(973)
Balance at Dec. 31, 2014	33,337	538,845	771,176	(894,285)	2,283	451,356
Net income			110,274			110,274
Dividends paid			(15,605)			(15,605)
Stock awards and exercise of stock options (Note 4)	648	66,077		(38,257)		28,468
Purchases of treasury stock (Note 20)				(59,323)		(59,323)
Other		(1,916)		(113)	112	(1,917)
Balance at Dec. 31, 2015	33,985	603,006	865,845	(991,978)	2,395	513,253
Net income			108,743			108,743
Dividends paid			(16,439)			(16,439)
Stock awards and exercise of stock options (Note 4)	285	36,453		(16,127)		20,611
Purchases of treasury stock (Note 20)				(102,313)		(102,313)
Other		244		(118)	118	244
Balance at Dec. 31, 2016	$ 34,270	$ 639,703	$ 958,149	$ (1,110,536)	$ 2,513	$ 524,099